SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Derecognition	$ 101